WARRANTS - Additional Information (Details) $ / shares in Units, ¥ in Thousands	Nov. 13, 2023 USD ($) Y $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jul. 31, 2022 USD ($) shares	Apr. 30, 2021 USD ($) Y $ / shares shares	Feb. 28, 2021 $ / shares shares	Feb. 02, 2021 $ / shares	Jan. 31, 2021 USD ($) Y	Dec. 31, 2009 $ / shares
SHAREHOLDER RIGHTS PLAN
Exercise price of warrant | $ / shares									$ 19.5
Expiration term of warrants	2 years
Fair value of warrants | $	$ 488,881
Warrants forfeitable, previously granted				51,972,960
Warrants and rights outstanding | $				$ 92,000,000
Securities subject to lock up period	6 months
Aggregate consideration of securities | $	$ 12,000,000
Convertible notes payable
SHAREHOLDER RIGHTS PLAN
Term of convertible note (in years)	2 years
Line of credit annual interest rate	3.00%
Principal amount	$ 6,000,000	¥ 43,061	¥ 66,679
Weighted Average Risk-free Interest Rate
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input	0.0502				0.0037			0.0018
Expected Life
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input | Y	2				3			3
Expected Volatility
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input	1.11				2.36			1.90
Dividend Yield
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input	0				0			0
Investors
SHAREHOLDER RIGHTS PLAN
Number of shares called by warrants						207,891,840
Over-allotment option
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $								$ 122,000,000
ADR
SHAREHOLDER RIGHTS PLAN
Exercise price of warrant | $ / shares	$ 60
Number of shares called by warrants	400,000
Expiration term of warrants	2 years
Issuance of ordinary shares (in shares)	500,000
Aggregate price per share | $ / shares	$ 12
ADR | Convertible notes payable
SHAREHOLDER RIGHTS PLAN
Conversion price | $ / shares	$ 15
ADR | Over-allotment option
SHAREHOLDER RIGHTS PLAN
Expiration term of warrants					3 years
Class A ordinary shares
SHAREHOLDER RIGHTS PLAN
Number of shares called by warrants	120,000,000
Issuance of ordinary shares (in shares)	150,000,000
Aggregate price per share | $ / shares							$ 0.0001
Class A ordinary shares | Investors
SHAREHOLDER RIGHTS PLAN
Warrants issued						8,108,100
Class A ordinary shares | Investors | Tranche I-III
SHAREHOLDER RIGHTS PLAN
Share price | $ / shares						$ 0.1233
Class A ordinary shares | Investors | Tranche IV
SHAREHOLDER RIGHTS PLAN
Share price | $ / shares						$ 0.2667
Time Frames of 6 months
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $								100,000,000
Time Frames of 12 months
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $								300,000,000
Time Frames of 24 months
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $								500,000,000
Time Frames of 36 months
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $								$ 1,000,000,000
Maxim Groups LLC | Over-allotment option
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $					$ 94,000,000
Maxim Groups LLC | ADR
SHAREHOLDER RIGHTS PLAN
Warrants issued					3,765,100
Number of shares called by warrants					2,823,825
Share price | $ / shares					$ 0.75
Maxim Groups LLC | ADR | Over-allotment option
SHAREHOLDER RIGHTS PLAN
Warrants issued					564,760
Number of shares called by warrants					423,570
Maxim Groups LLC | Class A ordinary shares
SHAREHOLDER RIGHTS PLAN
Warrants issued					112,953,000
Maxim Groups LLC | Class A ordinary shares | Over-allotment option
SHAREHOLDER RIGHTS PLAN
Warrants issued					16,942,800
Maxim Groups LLC | Maximum
SHAREHOLDER RIGHTS PLAN
Exercise price of warrant | $ / shares					$ 36
Maxim Groups LLC | Minimum
SHAREHOLDER RIGHTS PLAN
Exercise price of warrant | $ / shares					$ 33.2